Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Common stocks: 97.37%
Communication services: 12.99%
Entertainment: 0.84%
NetEase Incorporated ADR	20,175	$ 1,932,160
Netflix Incorporated †	3,700	2,000,701
Spotify Technology SA †	2,040	641,906
Take-Two Interactive Software Incorporated †	3,595	747,005
Zynga Incorporated Class A †	69,760	688,531
		6,010,303
Interactive media & services: 12.04%
Alphabet Incorporated Class A †	4,560	7,992,038
Alphabet Incorporated Class C †	17,970	31,481,284
Facebook Incorporated Class A †	70,095	19,147,150
Pinterest Incorporated Class A †	209,262	13,790,366
Snap Incorporated Class A †	169,690	8,496,378
Tencent Holdings Limited	9,900	720,237
Yandex NV Class A †	5,655	393,475
Zillow Group Incorporated Class A †	16,525	2,246,409
ZoomInfo Technologies Incorporated †	28,110	1,355,745
		85,623,082
Wireless telecommunication services: 0.11%
SoftBank Group Corporation	9,900	768,587
Consumer discretionary: 7.58%
Automobiles: 0.79%
Tesla Motors Incorporated †	7,935	5,599,491
Hotels, restaurants & leisure: 0.00%
AIRBNB Incorporated Class A †	237	34,792
Internet & direct marketing retail: 6.79%
Alibaba Group Holding Limited ADR †	2,350	546,916
Amazon.com Incorporated †	12,890	41,981,828
Booking Holdings Incorporated †	910	2,026,816
Expedia Group Incorporated	16,165	2,140,246
JD.com Incorporated ADR †	18,300	1,608,570
		48,304,376
Health care: 0.46%
Health care technology: 0.46%
Veeva Systems Incorporated Class A †	12,015	3,271,084
Industrials: 0.61%
Electrical equipment: 0.15%
Bloom Energy Corporation Class A †	37,175	1,065,436
Road & rail: 0.46%
Lyft Incorporated Class A †	67,445	3,313,573
See accompanying notes to portfolio of investments

Wells Fargo Specialized Technology Fund  |  1

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Information technology: 75.65%
Communications equipment: 0.26%
Arista Networks Incorporated †	2,645	$ 768,558
F5 Networks Incorporated †	6,135	1,079,392
		1,847,950
Electronic equipment, instruments & components: 3.64%
Amphenol Corporation Class A	11,645	1,522,817
Cognex Corporation	16,585	1,331,527
Flex Limited †	367,170	6,601,717
IPG Photonics Corporation †	10,575	2,366,579
Samsung SDI Company Limited	24,243	14,049,970
		25,872,610
IT services: 19.51%
Adyen NV 144A†	1,040	2,420,333
Fidelity National Information Services Incorporated	25,356	3,586,860
Fiserv Incorporated †	43,405	4,942,093
Global Payments Incorporated	29,869	6,434,380
MasterCard Incorporated Class A	4,620	1,649,063
MongoDB Incorporated †	46,730	16,777,939
Okta Incorporated †	86,170	21,909,584
PayPal Holdings Incorporated †	73,385	17,186,767
Shopify Incorporated Class A †	4,055	4,590,057
Snowflake Incorporated Class A †	10,866	3,057,692
Square Incorporated Class A †	78,690	17,126,092
Twilio Incorporated Class A †	107,695	36,454,758
Visa Incorporated Class A	12,345	2,700,222
		138,835,840
Semiconductors & semiconductor equipment: 18.36%
Advanced Micro Devices Incorporated †	90,975	8,343,317
Cree Incorporated †	28,935	3,064,217
Infineon Technologies AG	181,590	6,934,669
Lam Research Corporation	22,350	10,555,235
Marvell Technology Group Limited	68,450	3,254,113
Micron Technology Incorporated †	247,785	18,628,476
NVIDIA Corporation	12,625	6,592,775
NXP Semiconductors NV	51,540	8,195,375
ON Semiconductor Corporation †	24,905	815,141
Qorvo Incorporated †	33,125	5,507,694
QUALCOMM Incorporated	114,535	17,448,262
SK Hynix Incorporated	18,740	2,046,941
Skyworks Solutions Incorporated	24,115	3,686,701
STMicroelectronics NV	105,200	3,891,513
STMicroelectronics NV NY Shares «	210,682	7,820,516
Taiwan Semiconductor Manufacturing Company Limited ADR	120,865	13,179,120
Teradyne Incorporated	52,230	6,261,855
Tokyo Electron Limited	11,700	4,370,684
		130,596,604
Software: 22.92%
Alteryx Incorporated Class A †	31,910	3,886,319
Autodesk Incorporated †	5,680	1,734,331
Avalara Incorporated †	6,345	1,046,227
See accompanying notes to portfolio of investments

2  |  Wells Fargo Specialized Technology Fund

Portfolio of investments—December 31, 2020 (unaudited)

			Shares	Value
Software (continued)
Cloudflare Incorporated Class A †			14,675	$ 1,115,153
Coupa Software Incorporated †			3,430	1,162,461
Crowdstrike Holdings Incorporated Class A †			89,250	18,904,935
CyberArk Software Limited †			20,865	3,371,575
Datadog Incorporated Class A †			57,880	5,697,707
DocuSign Incorporated †			31,720	7,051,356
FireEye Incorporated †			191,400	4,413,684
HubSpot Incorporated †			40,080	15,889,315
Microsoft Corporation			44,955	9,998,891
NortonLifeLock Incorporated			51,665	1,073,599
Palo Alto Networks Incorporated †			19,130	6,798,611
Paycom Software Incorporated †			66,070	29,880,158
RingCentral Incorporated Class A †			47,720	18,084,448
ServiceNow Incorporated †			1,315	723,815
Splunk Incorporated †			32,375	5,500,189
The Trade Desk Incorporated †			2,975	2,382,975
Varonis Systems Incorporated †			25,955	4,246,498
Workday Incorporated Class A †			5,955	1,426,878
Zendesk Incorporated †			12,345	1,766,816
Zoom Video Communications Incorporated †			6,555	2,211,133
Zscaler Incorporated †			73,515	14,681,681
				163,048,755
Technology hardware, storage & peripherals: 10.96%
Apple Incorporated			398,620	52,892,888
HP Incorporated			16,450	404,506
Pure Storage Incorporated Class A †			225,030	5,087,928
Samsung Electronics Company Limited			246,503	18,407,722
Seagate Technology plc			18,455	1,147,163
				77,940,207
Real estate: 0.08%
Equity REITs: 0.08%
Equinix Incorporated			770	549,919
Total Common stocks (Cost $364,642,367)				692,682,609
		Yield
Short-term investments: 3.05%
Investment companies: 3.05%
Securities Lending Cash Investments LLC ♠‡∞		0.16%	1,709,400	1,709,400
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	20,029,515	20,029,515
Total Short-term investments (Cost $21,738,915)				21,738,915
Total investments in securities (Cost $386,381,282)	100.42%			714,421,524
Other assets and liabilities, net	(0.42)			(3,023,378)
Total net assets	100.00%			$711,398,146

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
‡	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

Wells Fargo Specialized Technology Fund  |  3

Portfolio of investments—December 31, 2020 (unaudited)
Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Securities Lending Cash Investments LLC	$53,595	$29,885,955	$(28,230,155)	$11	$(6)	$1,709,400		1,709,400	$175#
Wells Fargo Government Money Market Fund Select Class	18,610,094	208,422,153	(207,002,732)	0	0	20,029,515		20,029,515	17,484
				$11	$(6)	$21,738,915	3.05%		$17,659

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Wells Fargo Specialized Technology Fund

Notes to portfolio of investments—December 31, 2020 (unaudited)
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2020, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.

Wells Fargo Specialized Technology Fund  |  5

Notes to portfolio of investments—December 31, 2020 (unaudited)
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$91,633,385	$768,587	$0	$92,401,972
Consumer discretionary	53,938,659	0	0	53,938,659
Health care	3,271,084	0	0	3,271,084
Industrials	4,379,009	0	0	4,379,009
Information technology	492,331,980	45,809,986	0	538,141,966
Real estate	549,919	0	0	549,919
Short-term investments
Investment companies	21,738,915	0	0	21,738,915
Total assets	$667,842,951	$46,578,573	$0	$714,421,524
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the nine months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo Specialized Technology Fund